                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended March 31, 2007

MARKET CONDITIONS


Housing sector concerns, equity market behavior, and a slight deceleration in real economic growth rates all affected bond market performance during the period. The troubled residential housing situation was further complicated as investors focused on the fallout within the sub-prime lending area. Broadly speaking, sub-prime loans are those made to borrowers with credit impairments that limit or preclude access to more traditional credit sources. In recent months, increasing delinquency and default rates within the sub-prime area led to concerns about the spillover effects on consumer confidence and the economy in general. At the same time, equity markets came under pressures from the same set of domestic economic concerns, as well as a sharp sell-off in some overseas equity markets -- most notably within China. As a result, the equity market tumbled in late February, and a flight to quality ensued that propelled Treasury prices. In March, however, the equity markets quickly snapped back, recovering much of their late-February losses.

Against this backdrop, the Federal Open Market Committee (the "Fed") not only opted to leave the target federal funds rate unchanged, but also shifted to a symmetric policy bias (i.e., one that was as much inclined to cut short-term rates as to raise them) at its March policymaking session. The change in the Fed's bias, coupled with increased equity market volatility and mixed economic data, caused a steepening in the yield curve during the period.

As has been the case for several months, the low interest-rate environment sent many investors on a quest for yield. The strong demand for riskier, higher-yielding securities led this segment of the market to outperform higher-quality bonds for the overall reporting period. Within the investment-grade corporate sector, lower-rated issues (BBB and A rated) outpaced higher-rated issues (AA rated and above). In terms of sector performance, industrials posted the highest returns, followed by utilities and financials. Overall, spreads on corporate issues narrowed during the period, although there was some widening in the latter months. Most fixed-rate agency and mortgage-backed securities underperformed equal-duration Treasuries, with lower-coupon issues posting the lowest relative returns for the period.

PERFORMANCE ANALYSIS


For the six-month period ended March 31, 2007, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) increased from $17.14 to $17.18 per share. Based on this change plus reinvestment of dividends totaling $0.46635 per share, the Fund's total NAV return was 3.17 percent. ICB's value on the New York Stock Exchange (NYSE) moved from $16.07 to $16.19 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 3.70 percent. ICB's NYSE market price was at a 5.76 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2007, declared in March, were unchanged at $0.077725 per share. The dividend reflects the current level of the Fund's net investment income. ICB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of the purchase.

During the period, we kept the Fund's duration* conservatively positioned. Overall, this conservative interest-rate posture was additive to the Fund's performance. However, during periods of sharp declines in yields, this positioning detracted somewhat from returns. In addition, at the end of the period, we reduced the portfolio's holdings in the 10-year portion of the yield curve while seeking to keep the level of relative interest-rate risk unchanged. In our opinion, with inflation not expected to moderate below the Fed's stated comfort zone and with growth relatively stable, we view the longer-end of the curve as vulnerable to an eventual rise in yields and a steeper yield curve.

The Fund was also positioned defensively in terms of its credit quality profile. Given the fact that the lower-rated, riskier segments of the market generally outperformed, the portfolio's greater relative emphasis on higher-quality securities tempered its performance. It's important to note, however, that good security selection within the investment-grade market sector, as well as an opportunistic allocation to foreign issues, were beneficial to performance and helped to offset the negative effect of the Fund's underweight in credit risk.

--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   PORTFOLIO COMPOSITION**
   Corporate Bonds                                     58.6%
   U.S. Government Obligations                         20.5
   Short-Term Investments                              18.2
   Asset-Backed Securities                              2.2
   Foreign Government Obligation                        0.5

   LONG-TERM CREDIT ANALYSIS
   AAA                                                 41.3%
   AA                                                   1.3
   A                                                   13.8
   BBB                                                 39.7
   BB                                                   2.3
   B or Below                                           1.6

** Does not include open long futures contracts with an underlying face amount of $29,343,812 with unrealized depreciation of $107,429, open short futures contracts with an underlying face amount of $4,108,750 with unrealized appreciation of $12,927 and open swap contracts with an underlying face amount of $24,170,000 with net unrealized appreciation of $20,263.

   Data as of March 31, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS


Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the fund makes portfolio holdings information available by periodically providing the information on its public web site, www.morganstanley.com/im. The fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 calendar days after the close of the calendar quarter. The Fund also provides Top 10 holdings information on the public web site approximately 31 calendar days following the end of each month.

You may obtain more information about web site postings, by calling 1-800-869-6397.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD


You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
            Corporate Bonds (58.0%)
            Advertising/Marketing Services (0.1%)
$    175    Interpublic Group of Companies, Inc. (The)............     6.25%       11/15/14    $    165,375
                                                                                               ------------

            Aerospace & Defense (0.6%)
     328    Raytheon Co. .........................................     4.50        11/15/07         326,313
     557    Systems 2001 Asset Trust - 144A* (Cayman Islands).....     6.664       09/15/13         587,818
                                                                                               ------------
                                                                                                    914,131
                                                                                               ------------
            Air Freight/Couriers (1.3%)
   2,000    FedEx Corp. ..........................................     7.25        02/15/11       2,137,162
                                                                                               ------------

            Airlines (0.2%)
     377    America West Airlines, Inc. (Series 01-1).............     7.10        04/02/21         400,655
                                                                                               ------------

            Auto Parts: O.E.M. (0.3%)
     460    ArvinMeritor, Inc. ...................................     8.75        03/01/12         477,250
                                                                                               ------------

            Beverages: Alcoholic (0.6%)
   1,100    FBG Finance Ltd. - 144A* (Australia)..................     5.125       06/15/15       1,057,201
                                                                                               ------------

            Cable/Satellite TV (3.0%)
   1,355    Comcast Cable Communications, Inc. ...................     6.75        01/30/11       1,428,072
     750    Comcast Cable Communications, Inc. ...................     8.375       05/01/07         751,709
   1,740    Comcast Cable Communications, Inc. ...................     7.125       06/15/13       1,888,024
     780    EchoStar DBS Corp. ...................................     6.375       10/01/11         786,825
     110    EchoStar DBS Corp. ...................................     6.625       10/01/14         110,963
                                                                                               ------------
                                                                                                  4,965,593
                                                                                               ------------
            Computer Processing Hardware (0.6%)
   1,000    Hewlett-Packard Co. ..................................     5.485+      05/22/09       1,001,439
                                                                                               ------------

            Department Stores (2.7%)
   2,800    Federated Department Stores, Inc. ....................     6.625       09/01/08       2,844,229
     610    May Department Stores Co. ............................     5.95        11/01/08         616,390
   1,005    May Department Stores Co. ............................     6.70        07/15/34         994,311
                                                                                               ------------
                                                                                                  4,454,930
                                                                                               ------------

                       See Notes to Financial Statements
6

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
            Drugstore Chains (1.3%)
$    495    CVS Corp. ............................................     5.75%       08/15/11    $    504,602
   1,642    CVS Corp. - 144A*.....................................     6.036       12/10/28       1,665,389
                                                                                               ------------
                                                                                                  2,169,991
                                                                                               ------------
            Electric Utilities (10.2%)
   1,100    Ameren Corp. .........................................     4.263       05/15/07       1,097,679
   3,130    Arizona Public Service Co. ...........................     5.80        06/30/14       3,161,892
   2,105    Carolina Power & Light Co. ...........................     5.125       09/15/13       2,082,211
     285    CenterPoint Energy Resource...........................     6.25        02/01/37         283,975
   1,705    Consumers Energy Co. (Series F).......................     4.00        05/15/10       1,646,370
     240    Consumers Energy Co. (Series H).......................     4.80        02/17/09         237,906
     680    Detroit Edison Co. (The)..............................     6.125       10/01/10         701,289
     690    Duquesne Light Co. (Series Q).........................     5.70        05/15/14         701,844
     835    Duquesne Light Co. (Series O).........................     6.70        04/15/12         891,167
     915    Entergy Gulf States, Inc. ............................     3.60        06/01/08         897,053
     930    Entergy Gulf States, Inc. ............................     5.76+       12/01/09         929,499
     820    Entergy Gulf States, Inc. - 144A*.....................     6.09+       12/08/08         822,425
     215    Indianapolis Power & Light Co. - 144A*................     6.30        07/01/13         224,480
   1,310    Ohio Power Company - IBC (Series K)...................     6.00        06/01/16       1,360,816
     228    PSEG Energy Holdings Inc. ............................     8.625       02/15/08         233,415
     185    Public Service Electric & Gas Co. (Series B)..........     5.00        01/01/13         181,954
     570    Texas Eastern Transmission, L.P. .....................     7.00        07/15/32         637,600
     650    TXU Energy Co. .......................................     7.00        03/15/13         676,324
                                                                                               ------------
                                                                                                 16,767,899
                                                                                               ------------
            Electrical Products (0.6%)
     920    Cooper Industries, Inc. ..............................     5.25        11/15/12         919,281
                                                                                               ------------

            Electronics/Appliances (0.4%)
     705    LG Electronics Inc. - 144A* (South Korea).............     5.00        06/17/10         695,571
                                                                                               ------------

            Environmental Services (0.9%)
   1,370    Waste Management, Inc. ...............................     6.875       05/15/09       1,413,482
                                                                                               ------------

            Finance/Rental/Leasing (2.2%)
   1,680    Ford Motor Credit Co. ................................     7.25        10/25/11       1,634,349
   1,985    Residential Capital Corp. ............................     6.375       06/30/10       1,985,899
                                                                                               ------------
                                                                                                  3,620,248
                                                                                               ------------
            Financial Conglomerates (1.2%)
   1,945    General Motors Acceptance Corp. ......................     6.875       09/15/11       1,948,725
                                                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
            Food Retail (0.8%)
$    380    Delhaize America, Inc. ...............................     9.00%       04/15/31    $    458,478
     830    Fred Meyer, Inc. .....................................     7.45        03/01/08         845,981
                                                                                               ------------
                                                                                                  1,304,459
                                                                                               ------------
            Food: Major Diversified (1.6%)
     800    ConAgra Foods, Inc. ..................................     7.00        10/01/28         854,167
     670    ConAgra Foods, Inc. ..................................     8.25        09/15/30         818,007
   1,085    Sara Lee Corp. .......................................     6.125       11/01/32       1,005,960
                                                                                               ------------
                                                                                                  2,678,134
                                                                                               ------------
            Food: Meat/Fish/Dairy (0.3%)
     355    Pilgrim's Pride Corp. ................................     7.625       05/01/15         355,888
     125    Pilgrim's Pride Corp. ................................     9.625       09/15/11         130,625
                                                                                               ------------
                                                                                                    486,513
                                                                                               ------------
            Gas Distributors (0.7%)
     745    NiSource Finance Corp. ...............................     5.93+       11/23/09         746,287
     450    Sempra Energy.........................................     4.621       05/17/07         449,517
                                                                                               ------------
                                                                                                  1,195,804
                                                                                               ------------
            Home Furnishings (0.6%)
     950    Mohawk Industries, Inc. (Series D)....................     7.20        04/15/12       1,007,502
                                                                                               ------------

            Home Improvement Chains (0.3%)
     470    Home Depot, Inc. .....................................     5.475+      12/16/09         470,873
                                                                                               ------------

            Hotels/Resorts/Cruiselines (0.1%)
     145    Starwood Hotels & Resorts Worldwide, Inc. ............     7.375       05/01/07         145,114
                                                                                               ------------

            Insurance Brokers/Services (2.4%)
   1,170    Catlin Insurance Co., Ltd. - 144A* (Bermuda)..........     7.249+      12/31/49++     1,163,709
   1,210    Farmers Exchange Capital - 144A*......................     7.05        07/15/28       1,243,996
   1,330    Farmers Insurance Exchange - 144A*....................     8.625       05/01/24       1,585,550
                                                                                               ------------
                                                                                                  3,993,255
                                                                                               ------------
            Major Banks (3.1%)
   2,070    Unicredit Luxembourg Finance S.A. - 144A*
              (Luxembourg)........................................     5.41+       10/24/08       2,071,252
     840    USB Capital IX........................................     6.189+      04/15/49+++      862,053
   2,185    Wachovia Capital Trust III............................     5.80+       08/29/49+++    2,212,990
                                                                                               ------------
                                                                                                  5,146,295
                                                                                               ------------

                       See Notes to Financial Statements
8

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
            Major Telecommunications (5.7%)
$  1,410    AT&T Corp. ...........................................     8.00+%      11/15/31    $  1,747,696
   1,355    France Telecom S.A. (France)..........................     8.50+       03/01/31       1,766,215
   1,525    SBC Communications, Inc. .............................     6.15        09/15/34       1,505,826
     785    Sprint Capital Corp. .................................     8.75        03/15/32         928,503
   1,405    Telecom Italia Capital SpA (Luxembourg)...............     4.00        01/15/10       1,358,294
   1,415    Telefonica Europe BV (Netherlands)....................     8.25        09/15/30       1,699,968
     405    Verizon New England Inc. .............................     6.50        09/15/11         422,649
                                                                                               ------------
                                                                                                  9,429,151
                                                                                               ------------
            Media Conglomerates (2.1%)
   2,005    Time Warner, Inc. ....................................     5.59+       11/13/09       2,009,573
   1,350    Viacom, Inc. .........................................     6.875       04/30/36       1,365,066
                                                                                               ------------
                                                                                                  3,374,639
                                                                                               ------------
            Medical Specialties (0.8%)
   1,330    Hospira, Inc. ........................................     5.83+       03/30/10       1,333,990
                                                                                               ------------

            Motor Vehicles (1.2%)
     795    DaimlerChrysler North American Holdings Co. ..........     7.30        01/15/12         859,021
     260    DaimlerChrysler North American Holdings Co. ..........     8.00        06/15/10         280,872
     675    DaimlerChrysler North American Holdings Co. ..........     8.50        01/18/31         845,428
                                                                                               ------------
                                                                                                  1,985,321
                                                                                               ------------
            Multi-Line Insurance (0.5%)
     750    Two-Rock Pass Through - 144A* (Bermuda)...............     6.30+       12/31/49++       738,825
                                                                                               ------------

            Oil & Gas Pipelines (2.9%)
   2,685    Enterprise Products Operating L.P. (Series B).........     5.60        10/15/14       2,682,938
   1,095    Kinder Morgan Finance Co. (Canada)....................     5.70        01/05/16       1,028,406
   1,010    Plains All American Pipelines, L.P. / PAA Finance
              Corp. ..............................................     6.70        05/15/36       1,036,825
                                                                                               ------------
                                                                                                  4,748,169
                                                                                               ------------
            Oil & Gas Production (0.2%)
     395    Kerr-McGee Corp. .....................................     6.625       10/15/07         397,705
                                                                                               ------------

            Oil Refining/Marketing (0.3%)
     515    Valero Energy Corp. ..................................     3.50        04/01/09         499,714
                                                                                               ------------

            Other Metals/Minerals (0.7%)
   1,030    Brascan Corp. (Canada)................................     7.125       06/15/12       1,103,985
                                                                                               ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
            Property - Casualty Insurers (1.2%)
$  1,400    Mantis Reef Ltd. - 144A* (Australia)..................     4.692%      11/14/08    $  1,387,093
     500    Platinum Underwriters Finance Inc. (Series B).........     7.50        06/01/17         530,014
                                                                                               ------------
                                                                                                  1,917,107
                                                                                               ------------
            Railroads (2.1%)
     830    Burlington North Santa Fe Railway Co. ................     6.125       03/15/09         842,209
     850    Norfolk Southern Corp. ...............................     7.35        05/15/07         851,792
   1,140    Union Pacific Corp. ..................................     6.625       02/01/08       1,151,902
     625    Union Pacific Corp. (Series E)........................     6.79        11/09/07         629,328
                                                                                               ------------
                                                                                                  3,475,231
                                                                                               ------------
            Real Estate Development (0.6%)
     764    World Financial Properties - 144A*....................     6.91        09/01/13         802,231
     171    World Financial Properties - 144A*....................     6.95        09/01/13         179,909
                                                                                               ------------
                                                                                                    982,140
                                                                                               ------------
            Real Estate Investment Trusts (0.9%)
   1,485    iStar Financial Inc. .................................     5.69+       03/09/10       1,486,811
                                                                                               ------------

            Restaurants (0.4%)
     570    Tricon Global Restaurants, Inc. ......................     8.875       04/15/11         640,543
                                                                                               ------------

            Savings Banks (2.3%)
   1,975    Sovereign BanCorp Inc. ...............................     5.58+       03/23/10       1,975,622
   1,455    Washington Mutual Inc. ...............................     8.25        04/01/10       1,572,932
     300    Washington Mutual Preferred Funding II................     6.665+      12/31/49++       294,942
                                                                                               ------------
                                                                                                  3,843,496
                                                                                               ------------
            Total Corporate Bonds (Cost $94,108,028).........................................    95,493,709
                                                                                               ------------
            U.S. Government Obligations (20.3%)
   5,215    U.S. Treasury Bond....................................     6.125       08/15/29       6,066,923
   5,400    U.S. Treasury Bond....................................     6.375       08/15/27       6,397,315
  14,600    U.S. Treasury Bond....................................    11.25        02/15/15      20,907,667
                                                                                               ------------
            Total U.S. Government Obligations (Cost $33,987,663).............................    33,371,905
                                                                                               ------------
            Asset-Backed Securities (2.2%)
            Finance/Rental/Leasing
     180    CIT Equipment Collateral 2004-EF1 A3..................     3.50        09/20/08         178,804
     445    CNH Equipment Trust 2005-A A3.........................     4.02        04/15/09         442,659

                       See Notes to Financial Statements
10

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                            COUPON         MATURITY
THOUSANDS                                                             RATE            DATE         VALUE
------------------------------------------------------------------------------------------------------------
$    350    Ford Credit Auto Owner Trust 2005-B A3................     4.17%       01/15/09    $    348,308
     739    Harley-Davidson Motorcycle Trust 2004-2 A2............     3.56        02/15/12         726,457
     328    Honda Auto Receivables Owner Trust 2005-2 A3..........     3.93        01/15/09         326,755
     950    TXU Electric Delivery Transition Bond Co. LLC 2004-1
              A2..................................................     4.81        11/17/14         946,256
     432    USAA Auto Owner Trust 2005-1 A3.......................     3.90        07/15/09         430,138
     260    Volkswagen Auto Lease Trust 2005-A A3.................     3.82        05/20/08         258,907
                                                                                               ------------
            Total Asset-Backed Securities (Cost $3,682,440)..................................     3,658,284
                                                                                               ------------
            Foreign Government Obligation (0.5%)
MXN 7,735   Mexican Fixed Rate Bonds (Series MI10) (Mexico) (Cost
              $785,791)...........................................     9.50        12/18/14         780,118
                                                                                               ------------
            Short-Term Investments (18.1%)
            U.S. Government Obligation (a) (0.2%)
$    300    U.S. Treasury Bill** (Cost $295,822)..................     4.915       07/12/07         295,863
                                                                                               ------------
            Repurchase Agreement (17.9%)
  29,405    Joint repurchase agreement account (dated 03/30/07;
              proceeds $29,418,061) (b) (Cost $29,405,000)........     5.33        04/02/07      29,405,000
                                                                                               ------------
            Total Short-Term Investments (Cost $29,700,822)..................................    29,700,863
                                                                                               ------------

            Total Investments (Cost $162,264,744) (c) (d)......................    99.1%     163,004,879

            Other Assets in Excess of Liabilities..............................     0.9        1,484,901
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $164,489,780
                                                                                  =====     ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

---------------------

    MXN  Mexican New Peso.
     *   Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $245,250.
     +   Floating rate security, rate shown is the rate in effect at
         March 31, 2007.
    ++   Security with perpetual maturity.
    +++  Securities represent beneficial interest in trusts. The corresponding assets of the trusts are junior subordinated notes due 2042 and a stock purchase contract to purchase
         preferred stock on or about March 15, 2011 for Wachovia
         Capital Trust III on or about April 15, 2011 for USB Capital
         IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is
         redeemed.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in amount equal to $33,347,324 in connection with open futures
         contracts and open swap contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $1,714,445 and
         the aggregate gross unrealized depreciation is $2,454,580, resulting in net unrealized depreciation of $740,135.

FUTURES CONTRACTS OPEN AT MARCH 31, 2007:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
   229         Long      U.S. Treasury Bond 20 year,
                                  June 2007              $25,476,250        $(98,919)
    23         Long      U.S. Treasury Note 5 year,
                                  June 2007                2,433,328          (5,749)
     7         Long      U.S. Treasury Note 2 year,
                                  June 2007                1,434,234          (2,761)
    38         Short     U.S. Treasury Note 10 year,
                                  June 2007               (4,108,750)         12,927
                                                                            --------
            Net Unrealized Depreciation...............................      $(94,502)
                                                                            ========

                       See Notes to Financial Statements
12

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT MARCH 31, 2007:

                                                         NOTIONAL                                       UNREALIZED
           SWAP COUNTERPARTY &               BUY/SELL     AMOUNT    PAY/RECEIVE      TERMINATION       APPRECIATION
           REFERENCE OBLIGATION             PROTECTION   (000'S)    FIXED RATE          DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Capital Markets, L.P.
     Dow Jones CDX.NA.IG.HVOL.6 Index           Buy       $6,700     0.75 %         June 20, 2011        $  8,502

       Goldman Sachs International
The Hartford Financial Services Group Inc.      Buy        1,700       0.12       December 20, 2011            43

       Goldman Sachs International
          Southwest Airlines Co.                Buy        1,700       0.22       December 20, 2011         5,979

       Goldman Sachs International
              Motorola, Inc.                    Buy          540       0.15       December 20, 2011         6,084

       Goldman Sachs International
              Motorola, Inc.                    Buy        1,100      0.157       December 20, 2011        12,069

       Goldman Sachs International
        Union Pacific Corporation               Buy          850       0.20       December 20, 2011        10,547

       Goldman Sachs International
          Dow Jones CDX.NA.HVOL                 Buy        3,300       0.75       December 20, 2011        13,215

       Goldman Sachs International
               Chubb Corp.                      Buy        1,640       0.10        March 20, 2012           1,689

       Goldman Sachs International
                Dell Inc.                       Buy          830       0.22        March 20, 2012             200

             Citigroup Global
         Tyco International Ltd.                Buy          500       0.43        March 20, 2012             484

             Citigroup Global
         Tyco International Ltd.                Buy          970       0.43        March 20, 2012             939

       Goldman Sachs International
                 Gap Inc.                       Buy        1,000       1.19        March 20, 2012          (8,256)

       Goldman Sachs International
          Countrywide Home Loan                Sell          830       0.60        March 20, 2012          (3,374)

       Goldman Sachs International
          Countrywide Home Loan                Sell          850       0.66        March 20, 2012          (1,235)

       Goldman Sachs International
          Residential Capital LL               Sell        1,660       2.00        March 20, 2017         (26,623)
                                                                                                         --------
                                            Net Unrealized Appreciation............................      $ 20,263
                                                                                                         ========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $162,264,744, including repurchase agreement of
  $29,405,000)..............................................  $163,004,879
Unrealized appreciation on open swap contracts..............        59,751
Receivable for:
    Interest................................................     1,715,208
    Investments sold........................................        54,952
    Periodic income on swap contracts.......................         3,460
Prepaid expenses and other assets...........................        19,610
Premium received from swap contracts........................           382
                                                              ------------
    Total Assets............................................   164,858,242
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................        68,734
    Variation margin........................................        68,578
    Capital stock repurchased...............................        59,824
    Transfer agent fee......................................        14,776
    Administration fee......................................        13,092
    Periodic payment on swap contracts......................         3,557
Unrealized depreciation on open swap contracts..............        39,488
Accrued expenses and other payables.........................       100,413
                                                              ------------
    Total Liabilities.......................................       368,462
                                                              ------------
    Net Assets..............................................  $164,489,780
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $180,190,464
Net unrealized appreciation.................................       665,876
Dividend in excess of net investment income.................    (1,200,177)
Accumulated net realized loss...............................   (15,166,383)
                                                              ------------
    Net Assets..............................................  $164,489,780
                                                              ============
Net Asset Value Per Share
9,573,913 shares outstanding (15,000,000 shares authorized
of $.01 par value)..........................................        $17.18
                                                              ============

                       See Notes to Financial Statements
14

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2007 (unaudited)

Net Investment Income:
Interest Income.............................................  $4,837,179
                                                              ----------
Expenses
Investment advisory fee.....................................     347,286
Administration fee..........................................      66,150
Transfer agent fees and expenses............................      46,311
Shareholder reports and notices.............................      36,919
Professional fees...........................................      28,586
Custodian fees..............................................      16,545
Listing fees................................................      10,230
Directors' fees and expenses................................       2,830
Other.......................................................      14,698
                                                              ----------
    Total Expenses..........................................     569,555

Less: expense offset........................................        (210)
                                                              ----------
    Net Expenses............................................     569,345
                                                              ----------
    Net Investment Income...................................   4,267,834
                                                              ----------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments.................................................       6,094
Futures contracts...........................................     248,760
Swap contracts..............................................      (9,330)
Foreign exchange transactions...............................      10,064
                                                              ----------
    Net Realized Gain.......................................     255,588
                                                              ----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................     535,261
Futures contracts...........................................    (409,274)
Swap contracts..............................................      20,243
Net translation of other assets and liabilities denominated
  in foreign currencies.....................................          55
                                                              ----------
    Net Appreciation........................................     146,285
                                                              ----------
    Net Gain................................................     401,873
                                                              ----------
Net Increase................................................  $4,669,707
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,267,834       $  8,282,283
Net realized gain...........................................        255,588            931,181
Net change in unrealized appreciation/depreciation..........        146,285         (2,594,529)
                                                               ------------       ------------
    Net Increase............................................      4,669,707          6,618,935
                                                               ------------       ------------
Dividends to shareholders from net investment income........     (4,498,933)        (9,554,680)

Decrease from capital stock transactions....................     (2,543,487)        (7,543,095)
                                                               ------------       ------------
    Net Decrease............................................     (2,372,713)       (10,478,840)
Net Assets:
Beginning of period.........................................    166,862,493        177,341,333
                                                               ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$1,200,177 and $969,078, respectively)......................   $164,489,780       $166,862,493
                                                               ============       ============

                       See Notes to Financial Statements
16

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income for distribution to shareholders as is consistent with prudent investment risk and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount which approximates the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued weekly and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of the weekly net assets not exceeding $500 million and 0.35% to the portion of the weekly net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007 aggregated $21,523,007 and $23,950,605, respectively. Included in the aforementioned are purchases of U.S. Government security of $644,359.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2007 included in Directors' fees and expenses in the Statement of Operations amounted to $1,053. At March 31, 2007, the Fund had an accrued pension liability of $61,652 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Dividends

On March 26, 2007, the Fund declared the following dividends from net investment income:

 AMOUNT        RECORD        PAYABLE
PER SHARE       DATE          DATE
---------   ------------  -------------
              April 5,      April 20,
$0.077725       2007          2007
$0.077725   May 4, 2007   May 18, 2007
$0.077725   June 8, 2007  June 22, 2007

5. Capital Stock

Transactions in capital stock were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2005.................................  10,221,413   $102,212    $190,174,834
Treasury shares purchased and retired (weighted average
  discount 8.81%)*..........................................    (488,700)    (4,887)     (7,538,208)
                                                              ----------   --------    ------------
Balance, September 30, 2006.................................   9,732,713     97,325     182,636,626
Treasury shares purchased and retired (weighted average
  discount 6.56%)*..........................................    (158,800)    (1,588)     (2,541,899)
                                                              ----------   --------    ------------
Balance, March 31, 2007.....................................   9,573,913   $ 95,737    $180,094,727
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had a net capital loss carryforward of $15,107,176 of which $5,565,824 will expire on September 30, 2010 and $9,541,352 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2006, the Fund had temporary book/tax difference primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts.

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                           FOR THE SIX                   FOR THE YEAR ENDED SEPTEMBER 30,
                                           MONTHS ENDED    ------------------------------------------------------------
                                          MARCH 31, 2007     2006        2005        2004        2003           2002
                                          --------------   ---------   ---------   ---------   ---------      ---------
                                           (unaudited)

Selected Per Share Data:

Net asset value, beginning of period....      $ 17.14       $ 17.35     $ 17.59     $ 17.42     $ 16.13        $17.10
                                              -------       -------     -------     -------     -------        ------

Income (loss) from investment
 operations:
    Net investment income*..............         0.44          0.83        0.87        0.95        0.97          1.05
    Net realized and unrealized gain
    (loss)..............................         0.05         (0.16)      (0.18)       0.13        1.21         (0.89)
                                              -------       -------     -------     -------     -------        ------

Total income from investment
 operations.............................         0.49          0.67        0.69        1.08        2.18          0.16
                                              -------       -------     -------     -------     -------        ------

Less dividends and distributions from:
    Net investment income...............        (0.47)        (0.95)      (0.98)      (0.96)      (0.93)        (1.12)
    Paid-in-capital.....................      --              --          --          --          --            (0.02)
                                              -------       -------     -------     -------     -------        ------

Total dividends and distributions.......        (0.47)        (0.95)      (0.98)      (0.96)      (0.93)        (1.14)
                                              -------       -------     -------     -------     -------        ------

Anti-dilutive effect of acquiring
 treasury shares*.......................         0.02          0.07        0.05        0.05        0.04          0.01
                                              -------       -------     -------     -------     -------        ------

Net asset value, end of period..........      $ 17.18       $ 17.14     $ 17.35     $ 17.59     $ 17.42        $16.13
                                              =======       =======     =======     =======     =======        ======

Market value, end of period.............      $ 16.19       $ 16.07     $ 15.84     $ 16.04     $ 15.87        $15.23
                                              =======       =======     =======     =======     =======        ======

Total Return+...........................         3.70%(1)      7.88%       4.92%       7.27%      10.61%        (3.89)%

Ratios to Average Net Assets:
Total expenses (before expense
 offset)................................         0.69%(2)      0.68%       0.68%       0.66%       0.67%         0.66%

Net investment income...................         5.16%(2)      4.88%       4.96%       5.43%       5.81%         6.28%

Supplemental Data:
Net assets, end of period, in
 thousands..............................     $164,490      $166,862    $177,341    $185,953    $190,302       $182,461

Portfolio turnover rate.................           16%(1)        59%         58%         40%         56%           62%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements
22

                      (This Page Intentionally Left Blank)

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

                                                                            LOGO

Morgan Stanley
Income Securities

Semiannual Report
March 31, 2007

[MORGAN STANLEY LOGO]

ICBSAR IU07-01085P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                 (a) Total      (b) Average       (c) Total        (d) Maximum
                       Number of      Price Paid per    Number of        Number (or
                       Shares (or     Share (or Unit)   Shares (or       Approximate
                       Units)                           Units)           Dollar Value)
                       Purchased                        Purchased as     of Shares (or
                                                        Part of          Units) that May
                                                        Publicly         Yet Be
                                                        Announced        Purchased Under
                                                        Plans or         the Plans or
                                                        Programs         Programs
----------------------------------------------------------------------------------------
October 1, 2006
-October 31, 2006      57,700.00      15.8677                 N/A              N/A
----------------------------------------------------------------------------------------
November 1, 2006
-November 30, 2006     22,400.00      15.9781                 N/A              N/A
----------------------------------------------------------------------------------------
December 1, 2006
-December 31, 2006     22,700.00      16.1150                 N/A              N/A
----------------------------------------------------------------------------------------
January 1, 2007
-January 31, 2007      15,900.00      15.9785                 N/A              N/A
----------------------------------------------------------------------------------------
February 1, 2007
-February 28, 2007     18,000.00      16.1234                 N/A              N/A
----------------------------------------------------------------------------------------
March 1, 2007 -March
31, 2007               22,100.00      16.2539                 N/A              N/A
----------------------------------------------------------------------------------------
Total                  158,800.00     16.0528                 N/A              N/A
----------------------------------------------------------------------------------------

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007